Significant Accounting Judgments, Estimates And Assumptions	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Significant Accounting Judgments, Estimates And Assumptions
3. SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
Judgements
In the process of applying the Group’s accounting policies, management has made the following judgements, which have the most significant effect on the amounts recognized in the consolidated financial statements:
Deferred tax assets
Deferred tax assets are recognized for unused tax losses to the extent that it is probable that in the foreseeable future the Group will have taxable profits against which tax losses can be utilized. Significant management judgement is required to determine whether the Group has convincing evidence of probable future taxable profit. Further details on income taxes are disclosed in note 12.

Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.
Inventory valuation
Inventory is valued at the lower of cost or net realisable value. Net realisable value represents the estimated selling price less estimated costs necessary to make the sale. Adjustments are recorded to write down the cost of inventory (including slow-moving merchandise and damaged goods) to the estimated net realisable value based on assumptions about the write-down percentage that is applicable to various aging groups of goods. In determining the allowance percentages on inventories, the Group considers the historical and forecasted demand for inventories and expected selling prices. The valuation allowance for inventory represents the difference between cost of inventory and its estimated net realisable value. The changes in estimates may impact the amount of allowance for inventory that may be required. Further details about inventory valuation allowance are provided in note 16.